FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .............................................    3
Notes to Statement of Investments ....................................    9

                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.6%
    COMMON STOCKS 92.2%
    AUSTRALIA 0.6%
    Alumina Ltd. ................................                  Metals & Mining                      583,600    $ 3,451,928
                                                                                                                   -----------
    BELGIUM 0.4%
    Agfa Gevaert NV .............................            Leisure Equipment & Products                86,400      1,948,817
  a Agfa Gevaert NV, 144A .......................            Leisure Equipment & Products                21,900        493,971
                                                                                                                   -----------
                                                                                                                     2,442,788
                                                                                                                   -----------
    BERMUDA 1.7%
    ACE Ltd. ....................................                     Insurance                          94,225      5,376,479
    XL Capital Ltd., A ..........................                     Insurance                          69,790      4,882,508
                                                                                                                   -----------
                                                                                                                    10,258,987
                                                                                                                   -----------
    CANADA 1.1%
    Alcan Inc. ..................................                  Metals & Mining                       62,180      3,241,223
  b Domtar Corp. ................................              Paper & Forest Products                  383,450      3,490,740
                                                                                                                   -----------
                                                                                                                     6,731,963
                                                                                                                   -----------
    CHINA 9.2%
    BYD Co. Ltd., H .............................                Electrical Equipment                 1,097,000      5,412,656
a,b China Coal Energy Co., H, 144A ..............            Oil, Gas & Consumable Fuels                394,000        421,078
    China Life Insurance Co. Ltd., H ............                     Insurance                       1,515,000      4,353,197
    China Mobile Ltd. ...........................        Wireless Telecommunication Services            700,500      6,370,179
  b China Pharmaceutical Group Ltd. .............                  Pharmaceuticals                   25,503,000      4,308,684
    China Resources Power Holdings Co. Ltd. .....    Independent Power Producers & Energy Traders     7,960,000     12,205,323
  a China Shenhua Energy Co. Ltd., H, 144A ......            Oil, Gas & Consumable Fuels              1,569,000      3,795,458
    China Shenhua Energy Co. Ltd., H ............            Oil, Gas & Consumable Fuels              2,294,500      5,550,464
    China Telecom Corp. Ltd., H .................       Diversified Telecommunication Services        5,324,000      2,616,668
    PetroChina Co. Ltd., H ......................            Oil, Gas & Consumable Fuels              1,770,000      2,100,063
    Shanghai Electric Group Co. Ltd. ............                Electrical Equipment                 7,501,000      3,504,220
  b TCL Communication Technology Holdings Ltd. ..              Communications Equipment               4,897,186        156,699
  b TCL Multimedia Technology Holdings Ltd. .....                 Household Durables                  5,668,000        435,272
    Weiqiao Textile Co. Ltd., H .................          Textiles, Apparel & Luxury Goods           2,234,500      3,231,753
                                                                                                                   -----------
                                                                                                                    54,461,714
                                                                                                                   -----------
    FRANCE 5.8%
    AXA SA ......................................                     Insurance                         102,318      4,336,971
    Electricite de France .......................                 Electric Utilities                     48,870      4,095,933
    France Telecom SA ...........................       Diversified Telecommunication Services          100,330      2,648,897
    Sanofi-Aventis ..............................                  Pharmaceuticals                       83,866      7,291,125
    Suez SA .....................................                  Multi-Utilities                      110,374      5,819,311
    Total SA, B .................................            Oil, Gas & Consumable Fuels                107,908      7,558,346
    Valeo SA ....................................                  Auto Components                       48,623      2,851,234
                                                                                                                   -----------
                                                                                                                    34,601,817
                                                                                                                   -----------
    GERMANY 3.9%
    Bayerische Motoren Werke AG .................                    Automobiles                         42,010      2,481,403
    Celesio AG ..................................          Health Care Providers & Services              98,600      6,188,742


                                          Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GERMANY (CONTINUED)
    Deutsche Post AG ............................              Air Freight & Logistics                  131,260    $ 3,968,592
    E.ON AG .....................................                 Electric Utilities                     57,480      7,769,815
    Siemens AG, ADR .............................              Industrial Conglomerates                  22,680      2,431,296
                                                                                                                   -----------
                                                                                                                    22,839,848
                                                                                                                   -----------
    GUERNSEY ISLANDS 0.4%
  a KKR Private Equity Investors LP, 144A .......           Diversified Financial Services               88,000      2,134,000
                                                                                                                   -----------
    HONG KONG 1.8%
    Cheung Kong (Holdings) Ltd. .................                    Real Estate                        512,000      6,481,054
a,b China Communications Services Corp. Ltd.,
    144A ........................................       Diversified Telecommunication Services          396,000        268,121
  b CK Life Sciences International (Holdings) Inc                   Biotechnology                        30,409          2,997
    Hutchison Whampoa Ltd., ADR .................              Industrial Conglomerates                  26,100      1,255,217
    MTR Corp. Ltd. ..............................                    Road & Rail                        449,500      1,125,325
    Swire Pacific Ltd., A .......................                    Real Estate                        145,000      1,627,597
                                                                                                                   -----------
                                                                                                                    10,760,311
                                                                                                                   -----------
    INDIA 1.5%
    Hindustan Petroleum Corp. Ltd. ..............            Oil, Gas & Consumable Fuels                275,410      1,575,688
    Satyam Computer Services Ltd. ...............                    IT Services                        663,800      7,236,836
                                                                                                                   -----------
                                                                                                                     8,812,524
                                                                                                                   -----------
    ISRAEL 0.3%
  b Check Point Software Technologies Ltd. ......                      Software                          76,200      1,697,736
                                                                                                                   -----------
    ITALY 1.9%
    Eni SpA .....................................            Oil, Gas & Consumable Fuels                184,151      5,990,719
    Mediaset SpA ................................                       Media                           222,360      2,418,663
    UniCredito Italiano SpA .....................                  Commercial Banks                     292,930      2,787,253
                                                                                                                   -----------
                                                                                                                    11,196,635
                                                                                                                   -----------
    JAPAN 6.2%
    East Japan Railway Co. ......................                    Road & Rail                            447      3,482,082
    Hitachi Ltd. ................................         Electronic Equipment & Instruments            466,000      3,614,273
    Komatsu Ltd. ................................                     Machinery                         141,000      2,967,288
    Mabuchi Motor Co. Ltd. ......................         Electronic Equipment & Instruments             31,600      1,954,805
    NEC Corp. ...................................              Computers & Peripherals                  175,000        938,521
    Nintendo Co. Ltd. ...........................                      Software                          33,200      9,649,115
    Nippon Telegraph & Telephone Corp. ..........       Diversified Telecommunication Services              400      2,114,642
    Nomura Holdings Inc. ........................                  Capital Markets                      213,300      4,443,562
    Olympus Corp. ...............................          Health Care Equipment & Supplies              88,300      3,019,636
    Sompo Japan Insurance Inc. ..................                     Insurance                          44,000        548,483
    Sony Corp. ..................................                 Household Durables                     82,800      4,208,681
                                                                                                                   -----------
                                                                                                                    36,941,088
                                                                                                                   -----------


4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  MEXICO 2.1%
  Kimberly Clark de Mexico SAB de CV, A .........                 Household Products                    445,600    $ 2,018,262
  Telefonos de Mexico SA de CV, L, ADR ..........       Diversified Telecommunication Services          311,040     10,388,736
                                                                                                                   -----------
                                                                                                                    12,406,998
                                                                                                                   -----------
  NETHERLANDS 3.0%
  Akzo Nobel NV .................................                     Chemicals                          80,250      6,092,606
  ING Groep NV ..................................           Diversified Financial Services              132,300      5,591,923
  Koninklijke Philips Electronics NV ............                 Household Durables                    163,503      6,242,629
                                                                                                                   -----------
                                                                                                                    17,927,158
                                                                                                                   -----------
  NEW ZEALAND 0.5%
  Fisher & Paykel Healthcare Corp. Ltd. .........          Health Care Equipment & Supplies           1,166,850      3,025,959
                                                                                                                   -----------
  SINGAPORE 0.5%
  DBS Group Holdings Ltd. .......................                  Commercial Banks                     215,000      3,032,360
                                                                                                                   -----------
  SOUTH KOREA 5.3%
  Bank of Pusan .................................                  Commercial Banks                     217,610      3,237,900
  Daegu Bank Co. Ltd. ...........................                  Commercial Banks                     175,690      3,193,006
  Hana Financial Group Inc. .....................                  Commercial Banks                      47,257      2,445,973
  Kookmin Bank ..................................                  Commercial Banks                      73,720      6,612,783
  Korea Electric Power Corp., ADR ...............                 Electric Utilities                    234,530      4,690,600
b KT Corp., ADR .................................       Diversified Telecommunication Services          165,185      3,698,492
  Samsung Electronics Co. Ltd. ..................      Semiconductors & Semiconductor Equipment           8,630      5,163,875
  SK Telecom Co. Ltd., ADR ......................        Wireless Telecommunication Services             92,600      2,168,692
                                                                                                                   -----------
                                                                                                                    31,211,321
                                                                                                                   -----------
  SPAIN 3.3%
  Banco Santander Central Hispano SA ............                  Commercial Banks                     322,500      5,753,920
  Iberdrola SA, Br. .............................                 Electric Utilities                     59,626      2,818,019
  Repsol YPF SA .................................            Oil, Gas & Consumable Fuels                161,820      5,454,427
  Telefonica SA .................................       Diversified Telecommunication Services          259,975      5,728,529
                                                                                                                   -----------
                                                                                                                    19,754,895
                                                                                                                   -----------
  SWEDEN 2.0%
  Atlas Copco AB, A .............................                     Machinery                         145,480      4,834,677
  Nordea Bank AB ................................                  Commercial Banks                     236,730      3,780,979
  Securitas AB, B ...............................           Commercial Services & Supplies              140,800      2,147,971
b Securitas Direct AB, B ........................           Diversified Consumer Services               140,800        391,274
b Securitas Systems AB, B .......................           Commercial Services & Supplies              140,800        490,100
                                                                                                                   -----------
                                                                                                                    11,645,001
                                                                                                                   -----------
  SWITZERLAND 4.0%
b Lonza Group AG ................................                     Chemicals                          41,300      3,968,769
  Nestle SA .....................................                   Food Products                         8,740      3,403,023
  Swiss Reinsurance Co. .........................                     Insurance                          87,098      7,954,155


                                          Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SWITZERLAND (CONTINUED)
  UBS AG ........................................                  Capital Markets                      138,000    $ 8,197,458
                                                                                                                   -----------
                                                                                                                    23,523,405
                                                                                                                   -----------
  TAIWAN 0.8%
  Chunghwa Telecom Co. Ltd., ADR ................       Diversified Telecommunication Services          114,342      2,277,692
  Lite-on Technology Corp., GDR .................              Computers & Peripherals                  174,624      2,256,022
                                                                                                                   -----------
                                                                                                                     4,533,714
                                                                                                                   -----------
  THAILAND 1.9%
  Airports of Thailand Public Co. Ltd., fgn. ....           Transportation Infrastructure             2,135,400      3,537,652
  BEC World Public Co. Ltd., fgn. ...............                       Media                         4,081,800      2,541,652
b Krung Thai Bank Public Co. Ltd., fgn. .........                  Commercial Banks                  15,000,000      5,184,233
                                                                                                                   -----------
                                                                                                                    11,263,537
                                                                                                                   -----------
  UNITED KINGDOM 10.9%
  BAE Systems PLC ...............................                Aerospace & Defense                    925,737      8,378,596
  BP PLC ........................................            Oil, Gas & Consumable Fuels                383,840      4,168,839
b British Airways PLC ...........................                      Airlines                         214,800      2,053,980
b British Energy Group PLC ......................                 Electric Utilities                    349,800      3,353,493
  British Sky Broadcasting Group PLC ............                       Media                           215,760      2,394,285
  Cadbury Schweppes PLC .........................                   Food Products                       225,600      2,894,093
  GlaxoSmithKline PLC ...........................                  Pharmaceuticals                       90,900      2,498,539
  HSBC Holdings PLC .............................                  Commercial Banks                     156,800      2,725,368
  National Grid PLC .............................                  Multi-Utilities                      148,743      2,335,421
  Royal Bank of Scotland Group PLC ..............                  Commercial Banks                     209,460      8,176,521
  Royal Dutch Shell PLC, A ......................            Oil, Gas & Consumable Fuels                 21,030        699,304
  Royal Dutch Shell PLC, B ......................            Oil, Gas & Consumable Fuels                256,227      8,530,039
  Shire PLC .....................................                  Pharmaceuticals                      200,388      4,135,928
  Smiths Group PLC ..............................              Industrial Conglomerates                 219,270      4,435,046
  Unilever PLC ..................................                   Food Products                       132,631      3,995,269
  Yell Group PLC ................................                       Media                           292,700      3,443,893
                                                                                                                   -----------
                                                                                                                    64,218,614
                                                                                                                   -----------
  UNITED STATES 23.1%
  Abbott Laboratories ...........................                  Pharmaceuticals                      137,640      7,680,312
  American International Group Inc. .............                     Insurance                          75,162      5,052,390
  Aon Corp. .....................................                     Insurance                         152,920      5,804,843
  Applera Corp. - Applied Biosystems Group ......                   Biotechnology                        52,600      1,555,382
  AT&T Inc. .....................................       Diversified Telecommunication Services           75,190      2,964,742
b BMC Software Inc. .............................                      Software                         236,790      7,290,764
b Boston Scientific Corp. .......................          Health Care Equipment & Supplies             343,350      4,992,309
  Bristol-Myers Squibb Co. ......................                  Pharmaceuticals                      251,110      6,970,814
b Cadence Design Systems Inc. ...................                      Software                         133,000      2,800,980
  CIGNA Corp. ...................................          Health Care Providers & Services              31,500      4,493,790
b The DIRECTV Group Inc. ........................                       Media                           126,600      2,920,662
  The Dow Chemical Co. ..........................                     Chemicals                          68,170      3,126,276


6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

-------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED STATES (CONTINUED)
  El Paso Corp. .................................            Oil, Gas & Consumable Fuels                171,300    $  2,478,711
  Electronic Data Systems Corp. .................                    IT Services                         61,000       1,688,480
  General Electric Co. ..........................              Industrial Conglomerates                  80,910       2,860,978
  H&R Block Inc. ................................           Diversified Consumer Services                81,600       1,716,864
b Interpublic Group of Cos. Inc. ................                       Media                           169,100       2,081,621
b Invitrogen Corp. ..............................                   Biotechnology                        12,480         794,352
  Kraft Foods Inc., A ...........................                   Food Products                       103,000       3,260,980
  Kroger Co. ....................................              Food & Staples Retailing                 197,800       5,587,850
  Liz Claiborne Inc. ............................          Textiles, Apparel & Luxury Goods              58,250       2,496,013
  Merck & Co. Inc. ..............................                  Pharmaceuticals                      151,690       6,700,147
  Microsoft Corp. ...............................                      Software                         194,760       5,427,961
b Millipore Corp. ...............................          Health Care Equipment & Supplies              44,700       3,239,409
  News Corp., A .................................                       Media                           259,290       5,994,785
  OfficeMax Inc. ................................                  Specialty Retail                     127,100       6,703,254
  Pfizer Inc. ...................................                  Pharmaceuticals                      334,424       8,447,550
  Raytheon Co. ..................................                Aerospace & Defense                    109,520       5,745,419
  Target Corp. ..................................                  Multiline Retail                      90,140       5,341,696
b Tenet Healthcare Corp. ........................          Health Care Providers & Services             191,800       1,233,274
  Time Warner Inc. ..............................                       Media                           237,310       4,679,753
b Viacom Inc., B ................................                       Media                           118,180       4,858,380
                                                                                                                   ------------
                                                                                                                    136,990,741
                                                                                                                   ------------
  TOTAL COMMON STOCKS
   (COST $337,008,034) ..........................                                                                   545,865,042
                                                                                                                   ------------
  PREFERRED STOCK (COST $2,238,484) 0.4%
  BRAZIL 0.4%
  Tele Norte Leste Participacoes SA, ADR, pfd. ..       Diversified Telecommunication Services          169,050       2,339,652
                                                                                                                   ------------
  TOTAL LONG TERM INVESTMENTS
   (COST $339,246,518) ..........................                                                                   548,204,694
                                                                                                                   ------------


                                          Quarterly Statement of Investments | 7

Templeton Global Opportunities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $42,657,219) 7.2%
  UNITED STATES 7.2%
c FHLB, 4/02/07 .................................                                                   $ 42,675,000    $ 42,675,000
                                                                                                                    ------------
  TOTAL INVESTMENTS
   (COST $381,903,737) 99.8% ....................                                                                    590,879,694
  OTHER ASSETS, LESS LIABILITIES 0.2% ...........                                                                      1,389,034
                                                                                                                    ------------
  NET ASSETS 100.0% .............................                                                                   $592,268,728
                                                                                                                    ============

SELECTED PORTFOLIO ABBREVIATIONS
ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $7,112,628, representing 1.20% of net assets.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American


                                          Quarterly Statement of Investments | 9

Templeton Global Opportunities Trust

2. SECURITY VALUATION (CONTINUED)

Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 381,903,737
                                                                  =============
Unrealized appreciation .......................................   $ 226,183,554
Unrealized depreciation .......................................     (17,207,597)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 208,975,957
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  May 24, 2007